Dividends paid and proposed (Tables)	3 Months Ended
Mar. 31, 2020
Dividends paid and proposed
Schedule of dividends paid and proposed

	Three months ended
	March 31,	March 31,
	2019	2020
Proposed, declared and approved during the period:
Three months ended March 31, 2020: Final dividend for 2019: U.S.$ 13,667,632 or U.S.$ 0.22 per share
(Three months ended March 31, 2019: no dividends)	—	1,012

Paid during the period:
Three months ended March 31, 2020: no dividends
(Three months ended March 31, 2019: no dividends)	—	—

Proposed for approval (not recognized as a liability as of March 31):
Three months ended March 31, 2020: Interim dividend for 2020: U.S.$ 8,697,584 or U.S.$ 0.14 per share
(Three months ended March 31, 2019: Interim dividend for 2019: U.S.$ 17,559,633 or U.S.$ 0.28 per share)	1,145	643

Dividends payable as of March 31:
Three months ended March 31, 2020: Final dividend for 2019: U.S.$ 13,667,632 or U.S.$ 0.22 per share
(Three months ended March 31, 2019: no dividends)	—	1,062